Fair Value of Financial Instruments - Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	Aug. 26, 2017	Aug. 27, 2016
Liabilities
TRA liability	$ 25,675
Level 1
Liabilities
TRA liability	0
Level 2
Liabilities
TRA liability	0
Level 3
Liabilities
TRA liability	$ 25,675
Predecessor
Liabilities
Warrants		$ 15,722
Predecessor | Level 1
Liabilities
Warrants		0
Predecessor | Level 2
Liabilities
Warrants		0
Predecessor | Level 3
Liabilities
Warrants		$ 15,722